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IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Hedge Multi-Strategy Tracker ETF IQ Hedge Multi-Strategy Tracker ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Hedge Multi-Strategy Tracker ETF IQ Hedge Multi-Strategy Tracker ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Acquired Fund Fees & Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.00%
Fee Waiver	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.78%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive a portion of the management fee equal to 0.22% of average daily net assets. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF | USD ($)	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index generally is based on the premise that aggregated returns of hedge funds in a broad hedge fund universe display, over time, significant exposures to a set of common asset classes. The Underlying Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis (the “Strategy”). The Underlying Index does not seek to replicate the “alpha” portion of the return characteristics of the overall hedge fund universe. In addition, the Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds. Managers included in the broad hedge fund universe may employ investment styles, including but not limited to:
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Equity strategies, including long-only, long bias, long/short, market neutral and dedicated short strategies;

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Fixed income strategies, including long-only and long/short credit strategies, high yield, asset-backed, and convertible bond strategies;

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Emerging market strategies, including global and region- and country-specific strategies;

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Sector strategies, including healthcare and biotechnology, technology, real estate, energy, financials and natural resources strategies; and

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Specialized and alternative strategies, including multi-strategy, balanced, global macro, event-driven, options, merger arbitrage, and managed futures strategies.The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Index Components of this Strategy generally provide exposures to:
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Commodities;

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Emerging market equity, debt and sovereign debt, including small-capitalization equity;

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Foreign currencies and currency futures;

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Foreign sovereign debt and equity, including small-capitalization equity;

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Municipal bonds;

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The implied volatility of the S&P 500® Index;

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U.S. and foreign preferred securities;

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U.S. and foreign real estate investment trusts;

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U.S. bank loans;

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U.S. convertible debt;

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U.S. floating rate bank loans;

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U.S. floating rate bond;

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U.S. government short-term, intermediate-term and long-term maturity bond;

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U.S. growth equity;

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U.S. low volatility equity;

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U.S. momentum equity;

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U.S. high yield (or “junk”) debt;

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U.S. investment grade corporate debt;

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U.S. large-capitalization equity;

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U.S. mortgage-backed debt;

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U.S. small-capitalization equity;

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U.S. Treasury Inflation Protection Securities (“TIPS”);

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U.S. value equity; and

•
Alternative strategies including merger arbitrage, market neutral, long/short, options, private equity replication, and managed futures.

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.
The weights of the Underlying Index Components are rebalanced on a quarterly basis. Annually, IndexIQ conducts a review process pursuant to which it may reconstitute the Underlying Indexes by adding or subtracting Underlying Index Components according to IndexIQ’s rules-based process.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The Barclay Fund of Funds Index is a measure of the average net returns of all reporting funds of funds in the BarclayHedge database.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 4.98%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	6.45%	2Q/2020
Lowest Return	-7.48%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Hedge Multi-Strategy Tracker ETF		1 Year	5 Years	10 Years
IQ Hedge Multi-Strategy Tracker ETF		(8.46%)	0.22%	1.32%
After Taxes on Distributions | IQ Hedge Multi-Strategy Tracker ETF	[1]	(9.15%)	(0.39%)	0.89%
After Taxes on Distributions and Sale of Fund Shares | IQ Hedge Multi-Strategy Tracker ETF	[1]	(4.96%)	(0.05%)	0.85%
IQ Hedge Multi-Strategy Index (reflects no deduction for fees, expenses or taxes)		(7.89%)	0.76%	2.18%
S&P 500® Index (Net) (reflects no deduction for fees, expenses or taxes)		(18.51%)	8.85%	11.91%
Barclay Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		(8.22%)	3.35%	4.67%
Barclay Fund of Funds Index (reflects no deduction for fees, expenses or taxes)		(6.30%)	1.84%	2.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.